Dividends paid (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Dividends paid
Final dividend - prior year	R 10	R 6,269	R 4,842
Interim dividend - current year	21	3,683	3,110
Dividends paid	R 31	R 9,952	7,952
Forecast cash flow on final dividend - current year			R 4,898